Digital Assets (Details)	10 Months Ended
Dec. 31, 2025 Bitcoin
Digital Assets [Line Items]
Aggregate bitcoin (in Bitcoin)	43,515
Ownership percentage of digital asset	51.00%
April and June Equity Pipe Subscription Agreements [Member]
Digital Assets [Line Items]
Aggregate bitcoin (in Bitcoin)	43,514